Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 214,946,000	$ 145,417,000
Accumulated depreciation	(84,228,000)	(61,439,000)
Property, plant and equipment, less capital work-in-progress	130,718,000	83,978,000
Capital work-in-progess	26,318,000	7,027,000
Property, plant and equipment, net	157,036,000	91,005,000
Depreciation	26,200,000	14,600,000	7,600,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	95,558,000	58,443,000
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	53,171,000	34,820,000
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40,556,000	31,103,000
Office Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,559,000	9,930,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,102,000	$ 11,121,000